Intangible Assets, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets, net
	Gross Value	Accumulated Amortization	Net Value	Weighted average remaining amortization period (in years)
Patents/Intellectual Property	$395,499	$(73,904)	$321,595	7.49
	Gross Value	Accumulated Amortization	Net Value	Weighted average remaining amortization period (in years)
Patents/Intellectual Property	$356,890	$(51,408)	$305,482	7.62

	Gross Value	Accumulated Amortization	Net Value	Weighted average remaining amortization period (in years)
Patents/Intellectual Property	$356,890	(51,408)	$305,482	7.62
	Gross Value	Accumulated Amortization	Net Value	Weighted average remaining amortization period (in years)
Patents/Intellectual Property	$235,925	(18,014)	$217,911	8.97

Schedule of estimated amortization expense related to intangible assets
Year ending December 31,	Amount
2021 (remainder)	$23,602
2022	47,204
2023	47,204
2024	41,444
2025	38,487
Thereafter	123,654
Total	$321,595

Year ending December 31,
2021	$40,062
2022	40,062
2023	40,062
2024	40,062
2025	40,062
Thereafter	105,172
Total	$305,482